Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases
The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Future Minimum Payments
(in thousands)
2023 (remaining)	20
2024	78
2025	78
2026	78
2027	78
Thereafter	33

Total	$365

The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Year Ending December 31,	Future Minimum Payments
(in thousands)
2023	$160
2024	9
2025	—
2026	—
2027	—
Thereafter	—

Total	$169

Schedule of Other Commitments
The following represents the Company’s minimum annual guarantee payments under license agreements for each of the next five years and thereafter:

Year Ending December 31,	Future Minimum Payments
(in thousands)
2023	$2,025
2024	1,950
2025	2,250
2026	1,200
2027	—
Thereafter	—

Total	$7,425